Subsidiaries	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Subsidiaries
Note 10 – Subsidiaries

A.	Investments

1.	O.P.C. Energy Ltd. (formerly part of the I.C. Power Ltd group)

a.	Acquisition of Tzomet Energy Ltd. (“Tzomet”)

In March 2018, OPC completed the acquisition of 95% of the shares of Tzomet, which is developing a natural gas-fired power station in Israel with a capacity of approximately 396 MW. The total consideration for the acquisition is estimated at approximately $23 million, subject to adjustments and milestones. On March 7, 2018, the transaction completion date, OPC paid an amount of $3.65 million. Later in March 2018, an additional $3.65 million was paid while the balance of $15.8 million will be paid on Tzomet’s financial closing date. Tzomet assets have been included within OPC’s property, pland and equipment as it is an asset acquisition.

Subsequent to the year end, an outline was determined for the expansion of the activities of the group to which OPC belongs (“the Idan Ofer Group”) in the area of generation of electricity from an economy-wide business concentration perspective. See Note 31.2.A.

Also subsequent to the date of the report, on January 3, 2019, OPC signed an agreement with the private shareholders in Tzomet, for which a trustee holds 5% of Tzomet’s share capital (hereinafter – “the Sellers”), whereby the Sellers will sell their shares in Tzomet to the Company (hereinafter – “the Sale Agreement” and “Shares Being Sold”, respectively) in increments, on a number of dates and subject to fulfillment of milestones.

The aggregate consideration to be paid by OPC for the Shares Being Sold is NIS 27 million (approximately $7 million), and it is to be paid in installments against a proportionate transfer of the Shares Being Sold to the Company on every payment date and subject to fulfillment of the milestones provided in the Sale Agreement. Upon signing of the Sale Agreement, the first payment is to be made, in the amount of NIS 1.5 million (approximately $400 thousand). The balance of the consideration is to be paid in two installments (against transfer of the balance of the Shares Being Sold, as stated), subject to fulfillment of the milestones in the Tzomet project, where most of the consideration, in the amount of NIS 21 million (approximately $5.6 million), is to be paid upon completion of the financial closing (if and when completed).

The Tzomet project is subject to preconditions that have not yet been fulfilled, including approval of a generation license from the Electricity Authority and assurance of the ability to output electricity from the project site and maintenance (reservation) of a position in the network (electricity grid) at the time required for execution of the project. In addition, completion of the Tzomet project is subject to completion of a financial closing by the date required, among other things, by force of Regulation 914, which as at the date of this Report is January 2020. OPC is continuing to take action in order to fulfill the conditions along with execution of other activities – this being for purposes of advancing the Tzomet project toward a financial closing, however there is no certainty that the Tzomet project will ultimately be completed, and that stated is contingent on, among other things, factors not under OPC’s control. Subsequent to the year end, the Electricity Authority published its decision to grant Tzomet a new conditional licence. See Note 31.2.A for more details.

2.	I.C. Green Energy Ltd (I.C. Green)

a.
As of December 31, 2018, I.C. Green held 90.85% of the shares of Primus Green Energy Inc. (“PGE”). In 2017 I.C. Green granted PGE additional $7.4 million as convertible bridge financing agreement. All of the convertible loans including interest have been consolidated to a convertible bridge financing agreement in the amount of $35 million with interest of 7% annually. During 2018, I.C. Green granted PGE additional $7 million with interest of 2% annually.

B.	The following table summarizes the information relating to each of the Group’s subsidiaries in 2018, 2017 and 2016 that has material NCI:

	As at and for the year ended December 31,
	2018	2017	2016*
	OPC Energy Ltd.	OPC Energy Ltd.	Samay I.S.A	Nicaragua Energy Holding	Kallpa Generacion S.A.	Cerro del Aguila S.A.
	$ Thousands
NCI percentage **	32.23%	34.82%	25.10%	35.42%	25.10%	25.10%
Current assets	184,211	204,461	75,485	41,630	108,246	53,843
Non-current assets	720,469	736,123	380,947	144,313	611,928	949,440
Current liabilities	(77,792)	(99,441)	(73,846)	(26,053)	(55,323)	(85,935)
Non-current liabilities	(624,570)	(667,996)	(311,030)	(100,834)	(511,277)	(618,219)
Net assets	202,318	173,147	71,556	59,056	153,574	299,129
Carrying amount of NCI	65,215	60,290	17,961	20,918	38,547	75,081

Revenues	363,262	365,395	40,000	90,017	438,475	49,646
Profit	26,266	15,934	548	7,511	35,820	9
Other comprehensive (loss)/income	(14,280)	8,514	4,825	—	—	10,449
Profit attributable to NCI	11,396	8,323	138	2,660	8,991	2
OCI attributable to NCI	(4,554)	3,686	1,211	—	—	2,623
Cash flows from operating activities	85,581	110,290	(1,276)	17,737	114,838	25,629
Cash flows from investing activities	(102,080)	(154,194)	(60,468)	(931)	(16,082)	(69,372)
Cash flows from financing activities excluding dividends paid to non-controlling interests	(34,474)	165,107	—	(4,004)	(16,943)	—
Dividends paid to non-controlling interests	—	(4,159)	47,088	(26,440)	(88,911)	62,823
Effect of changes in the exchange rate on cash and cash equivalents	(7,570)	7,126	373	(348)	198	369
Net (decrease)/increase in cash and cash equivalents	(58,543)	124,170	(14,283)	(13,986)	(6,900)	19,449

* These entities are discontinued operations in 2017.
** The NCI percentage represents the effective NCI of the Group.